WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 95.1%
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 2.9%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$347,952
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	236,027
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	264,885
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	370,737
AT&T Inc., Senior Notes	3.300%	2/1/52	190,000	136,730
AT&T Inc., Senior Notes	3.500%	9/15/53	180,000	132,919
AT&T Inc., Senior Notes	3.800%	12/1/57	150,000	113,743
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	185,923
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	1,912,226
Corning Inc., Senior Notes	3.900%	11/15/49	210,000	165,278
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	153,281
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	215,317
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,186,541
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	100,000	77,225

Total Diversified Telecommunication Services				5,498,784

Entertainment - 2.7%
Magallanes Inc., Senior Notes	5.141%	3/15/52	2,830,000	2,269,730	(a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	2,852,140

Total Entertainment				5,121,870

Media - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	739,580
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	178,422
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	120,000	83,015
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	401,632
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	478,228
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	98,072

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	250,000	$209,608
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	120,000	79,271
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	276,760
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	2,824,816
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	192,436	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	797,673
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	67,579
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	364,002
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	339,544
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	19,478
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	172,031
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,198,473
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	426,574

Total Media				8,947,194

Wireless Telecommunication Services - 1.0%
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	123,791
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	454,937
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	170,000	146,827
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	120,000	101,603
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	100,000	88,356
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	100,000	73,292
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	288,513
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	360,000	260,408
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	295,959
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	16,385

Total Wireless Telecommunication Services				1,850,071

TOTAL COMMUNICATION SERVICES				21,417,919

CONSUMER DISCRETIONARY - 5.1%
Automobiles - 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	470,000	367,775
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	630,000	546,419
General Motors Co., Senior Notes	5.400%	10/2/23	200,000	202,085

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	$308,944
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	293,076
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	582,989

Total Automobiles				2,301,288

Hotels, Restaurants & Leisure - 1.9%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	740,000	656,769	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	317,046
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	258,391
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	363,036
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	385,178	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	690,000	630,439
Sands China Ltd., Senior Notes	5.900%	8/8/28	200,000	171,566
Sands China Ltd., Senior Notes	4.875%	6/18/30	220,000	174,459
Sands China Ltd., Senior Notes	3.750%	8/8/31	510,000	373,623
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	370,000	266,036	(a)

Total Hotels, Restaurants & Leisure				3,596,543

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	290,000	288,228
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	214,545
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	253,878

Total Household Durables				756,651

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	385,313
Amazon.com Inc., Senior Notes	3.950%	4/13/52	520,000	473,746

Total Internet & Direct Marketing Retail				859,059

Specialty Retail - 1.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	923,152
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	83,816
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	63,879
Home Depot Inc., Senior Notes	3.625%	4/15/52	420,000	353,242
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	170,000	157,672	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	300,000	253,726	(a)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	140,000	99,848
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	440,000	375,531

Total Specialty Retail				2,310,866

TOTAL CONSUMER DISCRETIONARY				9,824,407

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 3.2%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	$1,571,924
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	273,790
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	154,840

Total Beverages				2,000,554

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	149,387
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	204,897	(a)

Total Food Products				354,284

Tobacco - 1.9%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	289,459
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	497,615
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,318,144
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	55,576
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	518,091	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	510,254
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	516,495

Total Tobacco				3,705,634

TOTAL CONSUMER STAPLES				6,060,472

ENERGY - 13.1%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	848,932

Oil, Gas & Consumable Fuels - 12.6%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	78,703
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	51,069
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	134,291
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	528,591
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	33,996	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	42,269	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	288,634
Chevron USA Inc., Senior Notes	5.250%	11/15/43	240,000	253,886
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,765,012
Continental Resources Inc., Senior Notes	4.500%	4/15/23	510,000	510,375
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	114,858	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	405,585
Continental Resources Inc., Senior Notes	2.875%	4/1/32	180,000	140,727	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	140,000	110,041
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	250,000	238,722	(a)

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	$578,559
Devon Energy Corp., Senior Notes	4.500%	1/15/30	116,000	110,155
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	19,806
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	193,824
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	279,479
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	300,373	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	802,957	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	510,000	509,133
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	603,092
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	19,528
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	20,253
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	56,286
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	341,954
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	230,000	170,906
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	163,963
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	700,000	576,285	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	370,081
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	320,000	306,772
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	209,492
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	820,000	658,581	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	189,654	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,041,629
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	531,196
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	10,000	9,901
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	819,390
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	8,690
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	180,000	174,081	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	308,840	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	562,462
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	128,723
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	683,981
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	330,577

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	$1,736,731
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	90,000	80,349
Targa Resources Corp., Senior Notes	4.950%	4/15/52	260,000	224,678
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	830,834
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	195,334
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	205,915
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	10,042
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	769,285
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	24,917
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,487,218
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	839,163
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	140,000	126,546
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	105,274
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	430,000	372,898
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,133,126
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	71,486
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	183,110
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	52,340

Total Oil, Gas & Consumable Fuels				24,226,608

TOTAL ENERGY				25,075,540

FINANCIALS - 31.7%
Banks - 18.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	182,265	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	376,930	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	194,527	(a)(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	$584,878	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	871,928	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	403,500	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,457,064
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	230,000	188,170	(c)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	108,252	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	250,000	214,839	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	660,509	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	829,063
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	560,000	506,764	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	432,228
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,535,417	(b)(c)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	313,549	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	467,455	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,529,276	(a)(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,094,445	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,307,812	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	983,669

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes	4.650%	7/23/48	780,000	$736,881
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	620,000	557,815	(c)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	489,248
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	1,898,673
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	713,925
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	258,426
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	550,000	488,695	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,406,819	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	534,221	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	770,206	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	428,534	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	194,247
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	470,000	418,386	(c)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	157,184	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	145,677	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	430,000	281,029	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	686,385	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,712,067
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	789,462
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	212,594	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	613,881	(b)(c)

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	$456,812	(b)(c)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	848,844
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	200,000	189,719	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	832,327
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	628,085
SVB Financial Group, Senior Notes (4.570% to 4/29/32 then SOFR Index + 1.967%)	4.570%	4/29/33	800,000	744,585	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,442,758	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	320,000	301,603	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	551,472	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	350,000	342,622	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	368,657
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	484,950
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	149,905

Total Banks				35,079,234

Capital Markets - 7.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	407,500	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	230,506
CI Financial Corp., Senior Notes	4.100%	6/15/51	250,000	164,111
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	824,670
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	1,252,038	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	730,000	739,125	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	336,387	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	76,681

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	$2,860,496
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	630,000	517,664	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,670,000	1,581,428	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	66,780
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	390,000	382,425
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	400,000	398,771
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,229,318	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	102,212	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	160,000	115,548	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	159,910
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	900,000	713,464	(c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	500,000	494,399
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	190,000	181,862	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	118,104
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	146,614
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	900,944	(a)(b)(c)

Total Capital Markets				14,000,957

Consumer Finance - 0.3%
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	468,902

Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	530,000	527,440
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	570,000	484,910
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	530,000	390,791
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	163,296	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	205,797	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	338,480	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	429,525	348,242	(a)(d)

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.850%	12/21/65	800,000	$570,000	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	5.100%	12/21/65	100,000	72,500	(a)(c)

Total Diversified Financial Services				3,101,456

Insurance - 3.8%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	174,043	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	75,877
Americo Life Inc., Senior Notes	3.450%	4/15/31	120,000	97,108	(a)
Arthur J Gallagher & Co., Senior Notes	3.500%	5/20/51	120,000	91,583
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	166,685
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	362,808	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	942,746	(a)
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	170,000	122,337
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	130,000	99,448	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	382,987	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,000,000	1,027,064
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	190,109	(a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	708,118	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	124,639	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	137,737	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,238,492	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	640,362	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	$251,597	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	468,930

Total Insurance				7,302,670

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	550,000	465,142	(a)

Thrifts & Mortgage Finance - 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	230,000	193,628	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	164,253	(a)

Total Thrifts & Mortgage Finance				357,881

TOTAL FINANCIALS				60,776,242

HEALTH CARE - 10.8%
Biotechnology - 1.4%
AbbVie Inc., Senior Notes	3.200%	11/21/29	820,000	749,582
AbbVie Inc., Senior Notes	4.550%	3/15/35	200,000	192,171
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,023,814
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	105,885
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	455,928
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	95,897

Total Biotechnology				2,623,277

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	210,472
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	910,000	864,188
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	429,607

Total Health Care Equipment & Supplies				1,504,267

Health Care Providers & Services - 6.7%
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	152,173
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	528,332
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	678,527
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	100,468
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	536,664
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	521,383
Cigna Corp., Senior Notes	3.200%	3/15/40	220,000	173,109
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	53,594
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,463,916
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,592,539
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	1,961,063

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	$518,932
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	897,128
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	132,319
Elevance Health Inc., Senior Notes	4.375%	12/1/47	230,000	211,850
HCA Inc., Senior Notes	4.125%	6/15/29	340,000	313,406
HCA Inc., Senior Notes	5.125%	6/15/39	170,000	153,458
HCA Inc., Senior Notes	5.500%	6/15/47	350,000	323,771
HCA Inc., Senior Notes	5.250%	6/15/49	530,000	475,247
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	344,879
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	127,438
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	120,000	92,087
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	120,000	89,277
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	239,696
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	248,638
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	534,043
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	189,793
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	217,111

Total Health Care Providers & Services				12,870,841

Pharmaceuticals - 1.9%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	48,959	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	130,000	48,297	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,461,264
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	719,376
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	198,267
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,250,059
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	38,345

Total Pharmaceuticals				3,764,567

TOTAL HEALTH CARE				20,762,952

INDUSTRIALS - 8.5%
Aerospace & Defense - 3.4%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	811,062	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	590,343	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	2,069,491
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	527,120
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	315,293
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	211,413
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	951,699
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	297,737

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	$419,008
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	49,717
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	200,684
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	171,058

Total Aerospace & Defense				6,614,625

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	824,365

Airlines - 1.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	170,000	161,952	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	153,678	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	788,760
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	188,375
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	435,115	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	390,000	382,248	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	200,735	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	295,966
United Airlines Pass-Through Trust	4.875%	1/15/26	254,720	242,872

Total Airlines				2,849,701

Building Products - 0.3%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	500,000	432,546
Carrier Global Corp., Senior Notes	3.577%	4/5/50	160,000	122,340

Total Building Products				554,886

Commercial Services & Supplies - 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	130,236
Washington University, Senior Notes	3.524%	4/15/54	150,000	128,284
Washington University, Senior Notes	4.349%	4/15/2122	170,000	144,169

Total Commercial Services & Supplies				402,689

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	373,970
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	164,209

Total Industrial Conglomerates				538,179

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	369,447

Professional Services - 0.4%
Equifax Inc., Senior Notes	2.350%	9/15/31	970,000	782,515

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	$461,344
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	24,033

Total Road & Rail				485,377

Trading Companies & Distributors - 1.5%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,000,000	875,539
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	471,004
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	962,555	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	244,925	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	319,264	(a)

Total Trading Companies & Distributors				2,873,287

TOTAL INDUSTRIALS				16,295,071

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	600,000	557,467

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	188,931
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	450,000	277,644	(a)
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	86,687

Total IT Services				553,262

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	178,000	162,501
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	522,762
Broadcom Inc., Senior Notes	3.187%	11/15/36	22,000	16,370	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	213,258	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	215,937
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	19,093
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	96,419
Intel Corp., Senior Notes	3.200%	8/12/61	180,000	126,610
Micron Technology Inc., Senior Notes	2.703%	4/15/32	210,000	163,385
Micron Technology Inc., Senior Notes	3.366%	11/1/41	40,000	28,419
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	86,014
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	248,933
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	98,137
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	65,937
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	401,255

Total Semiconductors & Semiconductor Equipment				2,465,030

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 1.5%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	$1,518,794
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	352,451
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	405,462
Workday Inc., Senior Notes	3.800%	4/1/32	730,000	668,524

Total Software				2,945,231

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	200,000	232,616
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	60,000	72,745

Total Technology Hardware, Storage & Peripherals				305,361

TOTAL INFORMATION TECHNOLOGY				6,826,351

MATERIALS - 1.8%
Chemicals - 0.4%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	480,000	483,783
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	133,851
OCP SA, Senior Notes	3.750%	6/23/31	200,000	165,222	(a)

Total Chemicals				782,856

Metals & Mining - 1.4%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	330,000	323,679
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	341,979
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	382,036	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	330,000	297,496
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	298,037	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	567,214	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	520,112

Total Metals & Mining				2,730,553

TOTAL MATERIALS				3,513,409

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	190,000	171,502
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	110,000	102,264
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	470,000	422,984
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	520,141
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	957,447
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	300,000	287,786	(a)
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	484,901

TOTAL REAL ESTATE				2,947,025

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 4.7%
Electric Utilities - 4.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	$1,100,057
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	505,746
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	136,145	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	696,561
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	160,000	137,652	(b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000	206,425	(b)(c)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	183,016
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	480,000	455,429
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	3,571,635
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000	166,941	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	232,940
Pacific Gas and Electric Co., First Mortgage Bonds	4.250%	8/1/23	160,000	159,309
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	130,000	99,571
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	21,102
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	310,000	247,897
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000	400,041
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	702,340

TOTAL UTILITIES				9,022,807

TOTAL CORPORATE BONDS & NOTES (Cost - $191,659,251)				182,522,195

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 1.0%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447		$2,684
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	182,200		41,199
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	2,141,885		753,384	(a)

Total Argentina					797,267

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000		107,409	(a)

Mexico - 0.3%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000	MXN	416,290
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	230,000		184,399

Total Mexico					600,689

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000		424,352	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,519,048)					1,929,717

MUNICIPAL BONDS - 0.8%
California - 0.4%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000		560,818	(a)
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000		158,532

Total California					719,350

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000		230,230

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000		564,707

TOTAL MUNICIPAL BONDS (Cost - $1,507,579)					1,514,287

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	6.274%	3/6/28	354,620	$344,602	(c)(e)(f)

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.313%	3/15/28	335,750	328,375	(c)(e)(f)

INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.460%	10/20/27	280,000	284,399	(c)(e)(f)

MATERIALS - 0.0%††
Paper & Forest Products - 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	6.313%	4/20/28	89,100	85,536	(c)(e)(f)(g)

TOTAL SENIOR LOANS (Cost - $1,054,662)				1,042,912

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Bonds	3.250%	5/15/42	180,000	172,237
U.S. Treasury Bonds	2.875%	5/15/52	120,000	110,625
U.S. Treasury Notes	2.750%	7/31/27	390,000	379,595
U.S. Treasury Notes	2.625%	7/31/29	170,000	163,001

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $846,706)				825,458

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $233,032)	6.095%		9,325	205,150	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $197,820,278)				188,039,719

SHORT-TERM INVESTMENTS - 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,413,675)	2.057%		1,413,675	1,413,675	(h)

TOTAL INVESTMENTS - 98.7% (Cost - $199,233,953)				189,453,394
Other Assets in Excess of Liabilities - 1.3%				2,497,888

TOTAL NET ASSETS - 100.0%				$191,951,282

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $1,413,675 and the cost was $1,413,675 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	46	12/22	$9,597,372	$9,583,094	$(14,278)
U.S. Treasury 10-Year Notes	2	12/22	235,441	233,813	(1,628)
U.S. Treasury Ultra 10-Year Notes	7	12/22	877,910	876,312	(1,598)
U.S. Treasury Ultra Long-Term Bonds	24	12/22	3,600,838	3,588,000	(12,838)

					(30,342)

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Notes	3	12/22	$332,737	$332,461	$276
U.S. Treasury Long-Term Bonds	68	12/22	9,330,026	9,237,375	92,651

					92,927

Net unrealized appreciation on open futures contracts					$62,585

At August 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,463,000	USD	1,483,086	BNP Paribas SA	10/18/22	$(8,071)

Abbreviation(s) used in this table:

EUR	— Euro
USD	— United States Dollar

At August 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.38 Index	$3,841,200	6/20/27	5.000% quarterly	$47,065	$14,860	$32,205
Markit CDX.NA.IG.38 Index	4,090,000	6/20/27	1.000% quarterly	(13,733)	(25,886)	12,153

Total	$7,931,200			$33,332	$(11,026)	$44,358

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	21

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

23

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$182,522,195	—	$182,522,195
Sovereign Bonds	—	1,929,717	—	1,929,717
Municipal Bonds	—	1,514,287	—	1,514,287
Senior Loans:
Materials	—	—	$85,536	85,536
Other Senior Loans	—	957,376	—	957,376
U.S. Government & Agency Obligations	—	825,458	—	825,458
Preferred Stocks	—	205,150	—	205,150

Total Long-Term Investments	—	187,954,183	85,536	188,039,719

Short-Term Investments†	$1,413,675	—	—	1,413,675

Total Investments	$1,413,675	$187,954,183	$85,536	$189,453,394

Other Financial Instruments:
Futures Contracts††	$92,927	—	—	$92,927
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	$44,358	—	44,358

Total Other Financial Instruments	$92,927	$44,358	—	$137,285

Total	$1,506,602	$187,998,541	$85,536	$189,590,679

25

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$30,342	—	—	$30,342
Forward Foreign Currency Contracts††	—	$8,071	—	8,071

Total	$30,342	$8,071	—	$38,413

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2022. The following transactions were effected in such company for the period ended August 31, 2022.

	Affiliate Value at November 30, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,391,042	$24,346,035	24,346,035	$25,323,402	25,323,402	—	$4,906	—	$1,413,675

26